Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables from royalties	$ 2,686	$ 2,898
Receivables from streams and other interests	60	0
Sales tax recoverable	111	20
Accounts receivable	$ 2,857	$ 2,918